Significant Accounting Policies (Details Textual) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) Segment shares	Dec. 31, 2014 USD ($) shares	Dec. 31, 2013 USD ($) shares
Significant Accounting Policies (textual)
Inventory write-off	$ 192	$ 404
Amortization period of the brand name	4 years 1 month 6 days
Amortization expenses	$ 63	106	$ 181
WACC	16.00%
Long-term growth rate	2.50%
Severance costs	$ 202	141	244
Provision for doubtful accounts	$ (85)	$ 43	$ 21
Number of operating segments | Segment	2
Anti-dilutive securities | shares	404,894	319,530	331,300
Derivative liability	$ 17	$ 0
Material assumptions used for income approach period	5 years